BRANDYWINE BLUE FUND
Summary Section - Brandywine Blue Fund
Investment Objective
Brandywine Blue Fund seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	BRANDYWINE BLUE FUND BRANDYWINE BLUE FUND-BRANDYWINE BLUE FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BRANDYWINE BLUE FUND BRANDYWINE BLUE FUND-BRANDYWINE BLUE FUND
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BRANDYWINE BLUE FUND BRANDYWINE BLUE FUND-BRANDYWINE BLUE FUND	119	372	644	1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 212 % of the average value of its portfolio.

Principal Investment Strategies
Brandywine Blue Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers, usually those which are publicly traded in the United States either directly or through
American Depositary Receipts ("ADRs"). Brandywine Blue Fund is not subject to a percentage limit with regard to its investment in foreign issuers. In addition to common stocks, equity securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants. It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market. Brandywine Blue Fund will invest in companies in a broad range of industries but generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios. The Fund targets fundamentally sound midcap or larger companies that are experiencing a positive change and that usually have a market capitalization of more than  $6 billion.

The Fund employs a firm sell discipline. The Fund will sell a stock:

o With deteriorating fundamentals such as contracting margins or reduced revenue growth

o When investor expectations have become unrealistically high

o When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following additional risks could affect the value of your investment:

o Market Risk - The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

o Foreign Security Risk - Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S.
  companies.

o Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay and short-term capital gains (or losses) to investors. Greater transaction costs may reduce Fund performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

o Midcap Company Risk - There is a risk that the securities of midcap companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices.

o Frequent Trading Risk - Frequent purchases and redemptions of shares of the
  Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. The
  Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement. If you may need to redeem your shares in a hurry, or if you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Performance
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how its average annual returns over 1, 5 and 10 years compare with those of the S&P 500®, Russell 1000® and Russell 1000® Growth
Indexes. Updated performance is available on the Fund's website
www.brandywinefunds.com. Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

Brandywine Blue Fund, Inc. (Total return per calendar year)

Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 17.72% (quarter ended December 31, 2010 ) and the lowest total return for a quarter was -28.61% (quarter ended September 30,
2008).

The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to
investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's "Return after taxes on distributions and sale of Fund shares" may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns BRANDYWINE BLUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Russell 1000 Index	Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	16.10%	2.59%	1.83%
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%
BRANDYWINE BLUE FUND-BRANDYWINE BLUE FUND	Brandywine Blue Fund Return before taxes	18.76%	(0.04%)	1.09%
BRANDYWINE BLUE FUND-BRANDYWINE BLUE FUND After Taxes on Distributions	Brandywine Blue Fund Return after taxes on distributions	18.76%	(0.70%)	0.65%
BRANDYWINE BLUE FUND-BRANDYWINE BLUE FUND After Taxes on Distributions and Sales	Brandywine Blue Fund Return after taxes on distributions and sale of Fund shares	12.19%	(0.19%)	0.80%

BRANDYWINE ADVISORS MIDCAP GROWTH FUND
Summary Section
Investment Objective
Brandywine Advisors Midcap Growth Fund seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	BRANDYWINE ADVISORS MIDCAP GROWTH FUND BRANDYWINE ADVISORS MIDCAP GROWTH FUND-BRANDYWINE ADVISORS MIDCAP GROWTH FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BRANDYWINE ADVISORS MIDCAP GROWTH FUND BRANDYWINE ADVISORS MIDCAP GROWTH FUND-BRANDYWINE ADVISORS MIDCAP GROWTH FUND
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.08%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.28%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BRANDYWINE ADVISORS MIDCAP GROWTH FUND BRANDYWINE ADVISORS MIDCAP GROWTH FUND-BRANDYWINE ADVISORS MIDCAP GROWTH FUND	130	406	702	1,545

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 226 % of the average value of its portfolio.

Principal Investment Strategies
Brandywine Advisors Midcap Growth Fund, under normal circumstances, will invest at least 80% of its net assets in midcap companies, companies having market capitalizations between  $2 billion and  $15 billion. Brandywine Advisors Midcap
Growth Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers usually those which are publicly traded in the United States either directly or through American
Depositary Receipts ("ADRs"). Brandywine Advisors Midcap Growth Fund is not
subject to a percentage limit with regard to its investment in foreign issuers. In addition to common stocks, equity securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants. It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market. Brandywine Advisors Midcap Growth Fund will invest in companies in a broad range of industries but generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios. It targets fundamentally sound companies that are experiencing a positive change.

The Fund employs a firm sell discipline. The Fund will sell a stock:

o With deteriorating fundamentals such as contracting margins or reduced revenue growth

o When investor expectations have become unrealistically high

o When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following additional risks could affect the value of your investment:

o Market Risk - The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons. These reasons include factors that may be specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

o Foreign Security Risk - Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S.
  companies.

o Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors. Greater transaction costs may reduce Fund performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

o Midcap Company Risk - There is a risk that the securities of midcap companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices.

o Frequent Trading Risk - Frequent purchases and redemptions of shares of the
  Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. The
  Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement. If you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Performance
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns over 1 and 5 years and since inception compare with those of
the S&P® 500, Russell MidCap® and Russell MidCap® Growth Indexes. Updated
performance is available on the Fund's website www.brandywinefunds.com. Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

Brandywine Advisors Midcap Growth Fund (Total return for the calendar year)

Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 19.07% (quarter ended December 31, 2010) and the lowest total return for a quarter was -26.01% (quarter ended December 31,
2008).

The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns BRANDYWINE ADVISORS MIDCAP GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Russell MidCap Index	Russell MidCap® Index (reflects no deduction for fees, expenses, or taxes)	25.48%	4.66%	6.54%
Russell MidCap Growth	Russell MidCap® Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND-BRANDYWINE ADVISORS MIDCAP GROWTH FUND	Return before taxes	19.24%	(0.30%)	0.89%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND-BRANDYWINE ADVISORS MIDCAP GROWTH FUND After Taxes on Distributions	Return after taxes on distributions	19.24%	(1.03%)	0.18%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND-BRANDYWINE ADVISORS MIDCAP GROWTH FUND After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	12.51%	(0.31%)	0.58%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	BRANDYWINE BLUE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000869942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
BRANDYWINE BLUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section - Brandywine Blue Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Brandywine Blue Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 212 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	212.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Brandywine Blue Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers, usually those which are publicly traded in the United States either directly or through
American Depositary Receipts ("ADRs"). Brandywine Blue Fund is not subject to a percentage limit with regard to its investment in foreign issuers. In addition to common stocks, equity securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants. It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market. Brandywine Blue Fund will invest in companies in a broad range of industries but generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios. The Fund targets fundamentally sound midcap or larger companies that are experiencing a positive change and that usually have a market capitalization of more than  $6 billion.

The Fund employs a firm sell discipline. The Fund will sell a stock:

o With deteriorating fundamentals such as contracting margins or reduced revenue growth

o When investor expectations have become unrealistically high

o When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following additional risks could affect the value of your investment:

o Market Risk - The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons. These reasons include factors that are specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

o Foreign Security Risk - Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S.
  companies.

o Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay and short-term capital gains (or losses) to investors. Greater transaction costs may reduce Fund performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

o Midcap Company Risk - There is a risk that the securities of midcap companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices.

o Frequent Trading Risk - Frequent purchases and redemptions of shares of the
  Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. The
  Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement. If you may need to redeem your shares in a hurry, or if you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how its average annual returns over 1, 5 and 10 years compare with those of the S&P 500®, Russell 1000® and Russell 1000® Growth
Indexes. Updated performance is available on the Fund's website
www.brandywinefunds.com. Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how its average annual returns over 1, 5 and 10 years compare with those of the S&P 500®, Russell 1000® and Russell 1000® Growth Indexes.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brandywinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.
Annual Return, Caption	rr_AnnualReturnCaption	Brandywine Blue Fund, Inc. (Total return per calendar year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 17.72% (quarter ended December 31, 2010 ) and the lowest total return for a quarter was -28.61% (quarter ended September 30,
2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's "Return after taxes on distributions and sale of Fund shares" may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to
investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's "Return after taxes on distributions and sale of Fund shares" may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
BRANDYWINE BLUE FUND | BRANDYWINE BLUE FUND-BRANDYWINE BLUE FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLUEX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Annual Return 2001	rr_AnnualReturn2001	(22.81%)
Annual Return 2002	rr_AnnualReturn2002	(13.49%)
Annual Return 2003	rr_AnnualReturn2003	29.39%
Annual Return 2004	rr_AnnualReturn2004	19.27%
Annual Return 2005	rr_AnnualReturn2005	8.39%
Annual Return 2006	rr_AnnualReturn2006	10.89%
Annual Return 2007	rr_AnnualReturn2007	23.46%
Annual Return 2008	rr_AnnualReturn2008	(43.84%)
Annual Return 2009	rr_AnnualReturn2009	9.28%
Annual Return 2010	rr_AnnualReturn2010	18.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.61%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Brandywine Blue Fund Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.09%
BRANDYWINE BLUE FUND | BRANDYWINE BLUE FUND-BRANDYWINE BLUE FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Brandywine Blue Fund Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.65%
BRANDYWINE BLUE FUND | BRANDYWINE BLUE FUND-BRANDYWINE BLUE FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Brandywine Blue Fund Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.80%
BRANDYWINE BLUE FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
BRANDYWINE BLUE FUND | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.83%
BRANDYWINE BLUE FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Brandywine Advisors Midcap Growth Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 226 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	226.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Brandywine Advisors Midcap Growth Fund, under normal circumstances, will invest at least 80% of its net assets in midcap companies, companies having market capitalizations between  $2 billion and  $15 billion. Brandywine Advisors Midcap
Growth Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers usually those which are publicly traded in the United States either directly or through American
Depositary Receipts ("ADRs"). Brandywine Advisors Midcap Growth Fund is not
subject to a percentage limit with regard to its investment in foreign issuers. In addition to common stocks, equity securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants. It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market. Brandywine Advisors Midcap Growth Fund will invest in companies in a broad range of industries but generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios. It targets fundamentally sound companies that are experiencing a positive change.

The Fund employs a firm sell discipline. The Fund will sell a stock:

o With deteriorating fundamentals such as contracting margins or reduced revenue growth

o When investor expectations have become unrealistically high

o When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The following additional risks could affect the value of your investment:

o Market Risk - The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons. These reasons include factors that may be specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

o Foreign Security Risk - Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S.
  companies.

o Portfolio Turnover Risk - High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors. Greater transaction costs may reduce Fund performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

o Midcap Company Risk - There is a risk that the securities of midcap companies may have limited liquidity and greater price volatility than securities of large capitalization companies, which can negatively affect the Fund's ability to sell these securities at quoted market prices.

o Frequent Trading Risk - Frequent purchases and redemptions of shares of the
  Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. The
  Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement. If you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Risk, Lose Money	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns over 1 and 5 years and since inception compare with those of
the S&P® 500, Russell MidCap® and Russell MidCap® Growth Indexes. Updated
performance is available on the Fund's website www.brandywinefunds.com. Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns over 1 and 5 years and since inception compare with those of the S&P® 500, Russell MidCap® and Russell MidCap® Growth Indexes.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brandywinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please be aware that past performance (before and after taxes) is not necessarily a indication of future performance.
Annual Return, Caption	rr_AnnualReturnCaption	Brandywine Advisors Midcap Growth Fund (Total return for the calendar year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 19.07% (quarter ended December 31, 2010) and the lowest total return for a quarter was -26.01% (quarter ended December 31,
2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
BRANDYWINE ADVISORS MIDCAP GROWTH FUND | BRANDYWINE ADVISORS MIDCAP GROWTH FUND-BRANDYWINE ADVISORS MIDCAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BWAFX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2001	rr_AnnualReturn2001	(19.24%)
Annual Return 2002	rr_AnnualReturn2002	(16.92%)
Annual Return 2003	rr_AnnualReturn2003	28.81%
Annual Return 2004	rr_AnnualReturn2004	9.89%
Annual Return 2005	rr_AnnualReturn2005	16.80%
Annual Return 2006	rr_AnnualReturn2006	8.96%
Annual Return 2007	rr_AnnualReturn2007	25.53%
Annual Return 2008	rr_AnnualReturn2008	(45.72%)
Annual Return 2009	rr_AnnualReturn2009	11.25%
Annual Return 2010	rr_AnnualReturn2010	19.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.89%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND | BRANDYWINE ADVISORS MIDCAP GROWTH FUND-BRANDYWINE ADVISORS MIDCAP GROWTH FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.18%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND | BRANDYWINE ADVISORS MIDCAP GROWTH FUND-BRANDYWINE ADVISORS MIDCAP GROWTH FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.31%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.58%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND | Russell MidCap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell MidCap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.54%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND | Russell MidCap Growth
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell MidCap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%